Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Statement [Line Items]
Current assets	¥ 4,215,457	¥ 2,143,602	¥ 2,640,392
Non-current assets	9,083,914	7,901,517	7,769,740
Other financial assets	13,299,371	10,045,118	10,410,133
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	2,566,221	844,549	1,141,511
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	554,997	680,454	464,897
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	6,075,498	5,372,687	5,806,502
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	2,945,780	2,115,736	2,332,625
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	7,986	33,067	7,388
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	59,600	58,711	59,426
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	282,364	503,826	200,333
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	317,101	149,905	110,991
Financial assets measured at fair value through profit or loss [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 489,824	¥ 286,182	¥ 286,459